Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities
Loss for the year	$ (167,883)	$ (220,240)	$ (110,303)
Adjustments for:
Depreciation	3,895	4,357	5,149
Amortisation	22,922	25,481	9,386
Impairment of intangible assets / capital work-in-progress		2,874	15,167
Impairment in respect of an equity-accounted investee	9,926
Net (gain) loss on disposal of property, plant and equipment	(53)	70	46
Intangible assets written off		356
Net finance cost (income)	4,870	(1,288)	(26,979)
Share of loss of equity-accounted investees	887	1,998	1,702
Share based payment	40,033	44,860	26,795
Income tax expense (benefit)	(740)	91	193
Change in inventories	(30)	(317)	268
Change in trade and other receivables and contract assets	1,129	(23,228)	2,608
Change in other assets	9,061	(25,263)	4,849
Change in trade and other payables, deferred revenue and contract liabilities	3,454	60,410	(37,197)
Change in employee benefits	659	366	588
Change in other liabilities	1,766	9,206	1,447
Income tax paid, net	(8,823)	(5,211)	(2,176)
Net cash used in operating activities	(78,927)	(125,478)	(108,457)
Cash flows from investing activities
Interest received	5,487	3,048	2,537
Proceeds from sale of property, plant and equipment	162	335	98
Redemption of term deposits	205,448	115,058	83,634
Investment in term deposits	(137,233)	(221,639)	(10,000)
Acquisition of property, plant and equipment	(3,456)	(4,258)	(8,756)
Payment for business acquisition, net of cash acquired (refer note 8)	(11,251)		102,814
Proceeds from settlement of entitlement from related party (refer note 25)	17,101
Proceeds from sale of assets held for sale		302
Acquisition of other investment		(99)
Investment in equity-accounted investees			(1,090)
Acquisition of intangible assets	(6,247)	(7,837)	(6,226)
Net cash generated from (used in) investing activities	70,011	(115,090)	163,011
Cash flows from financing activities
Proceeds from issue of shares (refer note 8(a))			8,752
Proceeds from issue of share capital in placement offering		330,000
Direct cost for issue of shares in placement offering		(4,139)
Repurchase of own shares			(2,050)
Proceeds from issuance of shares on exercise of share based awards	298	46	171
Contribution by (acquisition of) non-controlling interests		3,000	(400)
Proceeds from (repayment of) bank loans, net	97	(96)	138
Payment of finance lease liabilities			(7)
Interest paid	(730)	(912)	(4,445)
Net cash generated from (used in) financing activities	(335)	327,899	2,159
Increase (Decrease) in cash and cash equivalents	(9,251)	87,331	56,713
Cash and cash equivalents at beginning of the year	187,647	101,704	46,273
Effect of exchange rate fluctuations on cash held	(406)	(1,388)	(1,282)
Cash and cash equivalents at end of the year	$ 177,990	$ 187,647	$ 101,704